Borrowings and lease liabilities - Schedule of borrowings (Details) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of borrowing costs [Abstract]
Opening balance		$ 1,983	$ 1,909	$ 1,909
Proceeds from borrowings		8	202	266
Repayment of borrowings		(74)	(96)	(184)
Finance costs paid on borrowings		(49)	(43)	(89)
Interest charged to the income statement		51	48	97
Deferred loan fees		(2)	(9)	(8)
Translation		(4)	(6)	(8)
Closing balance		1,913	2,005	1,983
Borrowings
Non-current	[1]	1,896	1,953	1,965
Current	[1]	17	52	18
Finance costs paid on borrowings		49	43	89
Capitalised finance cost		0	(1)	(2)
Commitment fees, environmental guarantees fees and other		7	7	12
Total finance costs paid		$ 56	$ 49	$ 99

[1]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.1.